ACQUISITION (Details 5) (USD $) In Thousands, unless otherwise specified			0 Months Ended	12 Months Ended	0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Sep. 01, 2013 Nanjing Aoyang	Mar. 31, 2014 Nanjing Aoyang	Sep. 01, 2013 Nanjing Aoyang Operating license
Acquisition
Percentage of equity interest acquired			100.00%
Cash consideration			$ 4,085
Acquisition-related costs			0
Net tangible assets:
Current assets			15
Non-current assets			3,314
Total			3,329
Intangible assets acquired					33
Goodwill	41,412	17,791	731
Deferred tax liability			(8)
Total			756
Total consideration			4,085
Estimated useful life					1 year 3 months 18 days
Net revenue				218
Net (loss) income				$ (1,145)